STOCKHOLDERS' EQUITY (Details 6) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning	6,075,874	4,567,672	7,160
Granted		1,509,458	4,561,861
Exercised
Expired		(1,256)	(1,349)
Forfeited
Expired/ Forfeited	(555)
Outstanding, ending	6,075,874	6,075,874	4,567,672
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 4.53	$ 5.30	$ 50.41
Granted		2.24	5.27
Exercised
Expired		48.07	185.61
Forfeited
Outstanding, ending	$ 4.52	$ 4.53	$ 5.30